Employee Benefits Obligations - Summary of Actuarial Assumptions Used In Defined Benefit Plans (Detail)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Discount rate (weighted average for all regions)	1.07%	0.63%
Salary increase incl. inflation rate (weighted average for all regions)	2.76%	2.76%